Long-term payroll payables - Additional Information (Detail) - EUR (€) € in Thousands	1 Months Ended	12 Months Ended
	Oct. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Long Term Payroll Payable [Line Items]
Vesting period of share based payment arrangement		5 years	5 years	6 years
Estimate of contributions expected to be paid to plan for next annual reporting period		€ 1,877	€ 1,939
Long term employee benefit plan [member]
Long Term Payroll Payable [Line Items]
Percentage of time based awards	50.00%
Percentage of performance based awards	50.00%
Vesting period of share based payment arrangement	5 years
Date of plan termination	Oct. 28, 2024
Number of service period phantom shares	587,500
Plan assets [member]
Long Term Payroll Payable [Line Items]
Net defined benefit liability (asset)		€ 31,973	€ 29,024	€ 26,740
Male Pensioners [Member]
Long Term Payroll Payable [Line Items]
Life expectancy		22 years 7 months 9 days	21 years 8 months 8 days
Male Pensioners [Member] | Age Between 65 To 88 [Member] | Bottom of range [member]
Long Term Payroll Payable [Line Items]
Percent of death rate		0.80%	0.80%
Male Pensioners [Member] | Age Between 65 To 88 [Member] | Top of range [member]
Long Term Payroll Payable [Line Items]
Percent of death rate		11.30%	11.50%
Female Pensioners [Member]
Long Term Payroll Payable [Line Items]
Life expectancy		24 years 7 months 24 days	23 years 5 months 23 days
Female Pensioners [Member] | Age Between 64 To 90 [Member] | Bottom of range [member]
Long Term Payroll Payable [Line Items]
Percent of death rate		0.50%	0.50%
Female Pensioners [Member] | Age Between 64 To 90 [Member] | Top of range [member]
Long Term Payroll Payable [Line Items]
Percent of death rate		12.10%	8.50%